Cash and cash equivalents (excluding overdrafts) (Tables)	12 Months Ended
Dec. 31, 2025
Statements [Line Items]
Summary of Cash and Cash Equivalents

All figures in £ millions	2025	2024

Cash at bank and in hand	327	444

Short-term bank deposits	6	99

Cash and cash equivalents	333	543

All figures in £ millions	2025	2024

Cash and cash equivalents	333	543

Bank overdrafts	–	–

Cash and cash equivalents in the cash flow statement	333	543